Stock Options and Warrants (Details Textual 3) - USD ($)											1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 15, 2015	Jun. 29, 2015	Jan. 05, 2015	Dec. 13, 2014	Nov. 21, 2014	Nov. 20, 2014	Oct. 02, 2014	Aug. 15, 2014	Apr. 11, 2014	Mar. 14, 2014	Jun. 24, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 08, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued related to restricted stock					20,000				150,000	70,000
Class of warrant or right, outstanding												6,422,124
Exercise of Tempest Warrants(in shares)		158,228					250,000	240,000
Expiration Date			Dec. 31, 2016	Dec. 31, 2015
Warrants exercise price		$ 1.58					$ 1.31	$ 1.40
Proceeds from sale of common stock		$ 250,000				$ 800,000	$ 327,500	$ 336,000				$ 259,700	$ 952,100	$ 1,797,100	$ 407,720
Proceeds from sale of warrants												$ 2,597,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants																$ 1.28
Expiration Date			Dec. 31, 2015
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares to be purchased under rights												6,773,896		6,932,124
Class of warrant or right, outstanding														6,422,124
Tempest Warrants issued and outstanding	351,772							510,000
Expiration Date														Jun. 30, 2015
Warrant [Member] | Exercise Price 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable												3,211,062		3,211,062
Exercise price of warrants														$ 5.00
Warrant [Member] | Exercise Price 10.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable												3,211,062		3,211,062
Exercise price of warrants														$ 10.00
Warrant [Member] | Investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued related to restricted stock											362,308
Number of warrants exercisable											1,000,000
Exercise price of warrants											$ 1.00
Expiration Date											Jun. 23, 2016
Percentage of exercise price on closing price											80.00%